Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The Company’s audited consolidated financial statements as of December 31, 2025 and 2024 and for each of the years in the three-year period ended December 31, 2025 have been prepared in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Any reference in these notes to applicable guidance refers to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The accompanying consolidated financial statements include the accounts of the Company, Enlivex Therapeutics R&D Ltd. and Enlivex Therapeutics RDO Ltd., its wholly owned subsidiaries incorporated in Israel, Enlivex Therapeutics Inc., its wholly owned subsidiary incorporated in the State of Delaware and Enlivex Poland Limited Liability Company, its wholly owned subsidiary incorporated in Poland. All intercompany accounts and transactions have been eliminated in consolidation.

The significant accounting policies described below have been applied on a consistent basis for all years presented.

The financial statements have been prepared on the basis of historical cost, subject to adjustment of financial assets and liabilities to their fair value through profit or loss. The Company classifies its expenses on the statement of comprehensive income (loss) based on the operating characteristics of such expenses.

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions, it also requires that management exercise its judgment in applying the Company’s accounting policies. The Company’s management believes that the estimates, judgments and assumptions used were reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts in the statements of operations during each reporting period. Actual results could differ materially from those estimates.

Functional currency and translation to the reporting currency

The functional currency of the Company is the U.S. dollar because the U.S. dollar is the currency of the primary economic environment in which the Company operates and expects to continue to operate in the foreseeable future.

Transactions other than in the functional currency are translated at the approximate U.S. dollar exchange rate in effect at the time of the transaction.

The following table presents data regarding U.S. dollar exchange rates with respect to the New Israeli Shekel (“NIS”):

	December 31,
	2025	2024	2023

1 U.S. $ =	NIS 3.190	NIS 3.647	NIS 3.627
(Decrease) increase during the year	(12.53)%	0.55%	3.07%

Cash and cash equivalents

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

Restricted cash

Amounts included in restricted cash are held in interest bearing saving accounts and represent cash amounts required to be set aside by a contractual agreement for the rental of the Company’s premises and for credit cards and cash amounts required to be set aside by other contractual agreements.

Property and equipment

Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Computers	33.33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Impairment of non-financial assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant, and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. ASC 360 requires three steps to identify, recognize and measure the impairment of a long-lived asset (asset group) to be held and used:

Step 1 - consider whether indicators of impairment are present;

Step 2 - if indicators of impairment are present, perform a recoverability test comparing the sum of the estimated undiscounted cash flows attributable to the long-lived asset or asset group in question to the carrying amount of the long-lived asset or asset group; and

Step 3 - if the undiscounted cash flows used in the recoverability test are less than the carrying amount of the long-lived asset (asset group), estimate the fair value of the long-lived asset or asset group and recognize an impairment loss when the carrying amount of the long-lived asset or asset group exceeds the estimated fair value.

During the years 2025, 2024, and 2023, no impairment losses were identified, other than with respect to assets held for sale, see Notes 18 &19c.

Digital Assets

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-08, Intangibles — Goodwill and Other — Crypto Assets (Subtopic 350-60), which requires in-scope crypto assets to be measured at fair value with changes recognized in net income each reporting period. The Company adopted this guidance during the year ended December 31, 2025.

The Company evaluated the scope criteria under ASC 350-60 and determined that RAIN qualifies as an in-scope crypto asset. Accordingly, RAIN is measured at fair value in accordance with ASC 820, Fair Value Measurement, defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.

RAIN trades across multiple centralized and decentralized venues. In identifying the principal market and assessing whether observable quoted prices were available with sufficient frequency and volume, management relied on market data obtained from Lukka Inc. (“Lukka”), a third-party digital asset pricing service provider. Lukka aggregates observable trading activity across accessible venues and applies its internal methodology to identify the market with the greatest volume and level of activity under ASC 820. The Company engaged an independent third-party valuation specialist to assist in evaluating the reliability of Lukka’s data and methodologies. Management evaluated the competence and objectivity of both Lukka and the valuation specialist and concluded that a principal market for RAIN exists and meets the definition of an active market. Accordingly, the unadjusted quoted price in that market is used to determine fair value, and RAIN is classified within Level 1 of the ASC 820 fair value hierarchy.

Digital assets are classified as current or noncurrent under ASC 210 based on intended holding period and liquidity considerations. The Company applies a first-in, first-out (FIFO) methodology to determine cost basis and realized gains and losses. All realized and unrealized gains and losses are presented within “Income on digital assets, net” in the consolidated statements of operations and comprehensive income (loss).

Purchases and sales of crypto assets are reflected as investing cash flows. Exchanges of RAIN for USDT are treated as non-cash crypto-to-crypto transactions. Digital assets received in connection with share issuances under the Company’s digital asset treasury strategy are presented as non-cash investing and financing activities.

Derivative Instruments

The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging. A derivative instrument is recognized as either an asset or a liability in the consolidated balance sheets and is measured at fair value at each reporting date.

A contract is considered a derivative instrument if it (i) has one or more underlyings and one or more notional amounts or payment provisions, (ii) requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts with a similar response to changes in market factors, and (iii) can be net settled or provides for delivery of an asset that is readily convertible to cash.

The Company evaluates all contracts at inception to determine whether they meet the definition of a derivative under ASC 815 and whether they contain embedded features that require bifurcation and separate accounting as derivatives.

Derivative instruments are initially recognized at fair value on the date the Company becomes a party to the contract. Subsequent changes in fair value are recognized in earnings. Derivative assets and liabilities are presented separately in the consolidated balance sheets, unless the Company has a legally enforceable right of offset and intends to settle net.

Changes in fair value are presented in the consolidated statements of operations in accordance with the nature of the underlying risk and the derivative’s designation.

Fair value is determined in accordance with ASC 820, Fair Value Measurement, using observable market data when available and valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company classifies derivative instruments within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

Segment reporting

An operating segment is a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses, and for which discrete financial information is available and regularly reviewed by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance.

The Company’s CODM is the Company’s senior executive management, consisting of the Executive Chairman of the Board, the Chief Executive Officer, and the Vice President Medical Officer.

The Company operates in a single operating segment focused on the development of a universal, off-the-shelf cell therapy platform designed to restore the homeostatic state of macrophages for the treatment of inflammatory diseases.

The CODM assesses performance and allocates resources based on the Company’s consolidated net income (loss), as reported in the statement of operations, in conjunction with the Company’s strategic priorities, liquidity position, and expected use of cash. The CODM monitors budget-to-actual results on a consolidated basis on a regular basis to identify deviations from expectations and to support the annual budgeting and forecasting process.

As of December 31, 2025 and 2024, all of the Company’s long-lived assets in the total amount of $938 thousand and $1,153 thousand , respectively, were located in Israel.

As of December 31, 2025, the Company held 75,789,453,031 RAIN tokens, with a fair value of $606,781 thousand, which are custodied through a U.S.-based digital asset custodian.

All required significant segment financial information is included in the consolidated financial statements.

The Company’s holdings of RAIN digital assets and related instruments are managed as part of the Company’s treasury and capital allocation activities and do not constitute a separate operating segment, as they do not generate recurring operating revenues, are not managed as a distinct line of business, and are not separately reviewed by the CODM for purposes of evaluating operating performance or allocating resources.

Leases

In accordance with ASU No. 2016-02, Leases (Topic 842), right-of-use (“ROU”) assets represent our right to use the underlying leased assets over the lease term, and lease liabilities represent our obligation to make lease payments arising from the related leases. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease terms may include options to extend or terminate the lease when we believe it is reasonably certain that we will exercise such options. Operating lease ROU assets are reported in other assets, and operating lease liabilities are reported in accounts payable and accrued liabilities (current), and other long-term liabilities (non-current) in our consolidated balance sheets.

Because the Company’s leases do not provide an implicit interest rate, the Company uses its estimated incremental borrowing rate to determine the present value of lease payments. Lease expenses for operating lease payments are recognized on a straight-line basis over the lease term, and the related ROU assets and liabilities are reduced to the present value of the remaining lease payments at the end of each period. Short-term leases (with a term of 12 months or less) are not recorded as ROU assets or liabilities in the consolidated balance sheets. The Company’s lease agreements include rental payments that adjust periodically for inflation and do not contain any material residual value guarantees or material restrictive covenants.

Assets and liabilities classified as held for sale

The Company classifies an asset group (an “asset”) as held for sale in the period during which (i) the Company has approved and committed to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition, (iii) an active program to locate a buyer and other actions required to sell the asset have been initiated, (iv) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year, (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be abandoned. The Company initially and subsequently measures a long-lived asset that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in operating loss for the period in which the held for sale criteria are met. Upon designation as an asset held for sale, the Company stops recording depreciation or amortization expense on the asset. The Company assesses the fair value of assets held for sale less any costs to sell at each reporting period until the asset is no longer classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the consolidated balance sheets.

Stock-based compensation

The Company accounts for stock-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted that are expensed on a straight-line basis over the requisite service period, which is generally the vesting period. The Company accounts for forfeitures as they occur. Option valuation models, including the Black-Scholes option-pricing model, require the input of several assumptions. Changes in the assumptions used can materially affect the grant-date fair value of an award. These assumptions include the risk-free interest rate, expected dividend yield, expected volatility and the expected life of the award.

Employee benefits

The Company is required by Israeli law to make severance payments to Israeli employees upon their dismissal or termination of employment in certain circumstances. The Company operates a number of post-employment defined contribution plans. A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes fixed payments to a fund administered by a separate and independent entity so that the Company has no legal or constructive obligation to pay additional contributions if such fund does not contain sufficient assets to pay all employees the benefits to which they may be entitled relating to employee service in the current and prior periods. The funds’ assets are not included in the Company’s consolidated balance sheets. The Company operates pension and severance compensation plans subject to Section 14 of the Israeli Severance Pay Law. The plans are funded through payments to insurance companies or pension funds administered by trustees. In accordance with its terms, the plans meet the definition of a defined contribution plan.

Short term employee benefits - Labor laws in Israel entitle every employee to vacation days, paid sick leave and recreation pay, computed annually. The Company recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

Revenue recognition

The Company has not yet generated any revenue from product sales or otherwise.

Research and development expenses, net

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, subcontractors and materials used for research and development activities, including clinical trials, manufacturing costs, consulting fees and facilities and overhead costs. All costs associated with research and developments are expensed as incurred. As of December 31, 2025 the Company had not yet capitalized development expenses. Costs incurred in purchasing technology assets and intellectual property are charged to research and development expense if the technology has not been conclusively proven to be feasible and has no alternative future use.

Grants received from Israel Innovation Authority, Ministry of Industry, Trade and Labor (the “IIA”), are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there was reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred.

Clinical trial expenses are charged to research and development expenses as incurred. The Company’s objective is to reflect the appropriate trial expense in the consolidated financial statements by matching the appropriate expenses with the period in which services and efforts are expended. In the event advance payments are made, the payments are recorded as assets, which are expensed as services are rendered.

Clinical trial accruals

The Company makes estimates of its accrued expenses as of each balance sheet date in the financial statements based on the facts and circumstances known at that time. Accrued expenses for preclinical studies and clinical trials are based on estimates of costs incurred and fees that may be associated with services provided by contract research organizations, clinical trial sites and other clinical trial-related activities. Payments under certain contracts with such parties depend on factors such as successful enrollment of patients, site initiation and the completion of clinical trial milestones. If possible, the Company obtains information regarding unbilled services directly from these service providers. However, the Company may be required to estimate these services based on other available information. If the Company underestimates or overestimates the activities or fees associated with a study or service at a given point in time, adjustments to research and development expenses may be necessary in future periods. Historically, estimated accrued liabilities have approximated actual expense incurred.

General and administrative

General and administrative expenses consist of compensation and related benefits, including stock-based compensation, for executive and corporate personnel; professional and consulting fees; and allocated overhead, such as facilities and equipment rent and maintenance, insurance costs allocated to general and administrative expenses, costs of patent applications, maintenance, depreciation expense and other miscellaneous expenses which are allocated to general and administrative expense.

Patents

The Company expenses all costs associated with patents (including application fees, and the legal and consulting expenses related to making such applications) for product candidates under development as incurred. As a result of the Company’s research and development efforts, the Company regularly applies for patents to protect proprietary technology and inventions. To date, the Company has not capitalized patent costs. The Company recorded charges to general and administrative expenses in the accompanying statements of operations and comprehensive income (loss) of approximately $196 thousand, $180 thousand and $391 thousand for the years ended December 31, 2025, 2024 and 2023, respectively, related to patent costs.

Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 “Accounting for Income Taxes”, which requires the use of the liability method of accounting for income taxes, whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

As the Company is currently engaged primarily in development activities and is not expected to generate taxable income from its development activities in the foreseeable future, the Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2025, the Company had no accruals for uncertain tax positions.

Earnings (loss) per share

Basic earnings (loss) per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year. Diluted earnings (loss) per share is calculated based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential shares in accordance with ASC 260, “Earnings per Share.” The following data show the amounts used in computing earnings (loss) per share and the effect on income (loss):

(in thousands except share and per share data)	Year ended December 31,
	2025	2024	2023
Basic earnings (loss) per share:
Income (loss) from continuing operations	$1,235,528	$(15,014)	$(29,068)

Number of common shares at the beginning of the year	23,650,989	18,598,555	18,421,852
Weighted average number of shares issued	21,747,948	1,528,695	110,249
Weighted average number of stock options exercised	-	-	-
Weighted average number of restricted stock units vested	297,271	72,826	42,383
Weighted average number of warrants exercised	-	313,916	-
Number of shares used in per share computation	45,696,208	20,513,992	18,574,484

Basic earnings (loss) per share	$27.04	$(0.73)	$(1.56)

Effect of dilutive securities:

Number of shares used in basic per share computation	45,696,208	20,513,992	18,574,484
Weighted average number of stock options	-	-	-
Weighted average number of restricted stock units	913,540	-	-
Weighted average number of warrants	1,889,143	-	-
Number of shares used in per share computation	48,498,891	20,513,992	18,574,484

Diluted earnings (loss) per share	$25.48	$(0.73)	$(1.56)

All outstanding restricted stock units, options and warrants for the years ended December 31, 2024 and 2023 have been excluded from the calculation of diluted loss per share because all such securities were anti-dilutive for all such years. For the years ended December 31, 2025, 2024 and 2023, the total weighted average number of shares related to outstanding potential shares excluded from the calculations of diluted income (loss) per share was 8,415,595, 3,683,488 and 3,144,994, respectively.

Risk Management and Concentration of Digital Asset Exposure

Concentration Risk - As of December 31, 2025, a substantial majority of the Company’s assets consisted of RAIN digital assets and the RAIN Option. Accordingly, the Company is exposed to concentration risk arising from its reliance on a single digital asset. Adverse changes in the market price or liquidity of RAIN would have a direct adverse impact on the Company’s financial position and results of operations. As of December 31, 2025, RAIN digital assets and the RAIN Option represented approximately 99.51% of the Company’s total assets.

Market and Price Risk - The Company is exposed to market price risk related to fluctuations in the quoted market price of RAIN. Changes in market price are recognized in earnings for the period in which they occur. The following table presents a sensitivity analysis that shows the estimated impact hypothetical changes in the market price of RAIN would have had on the Company’s results of operations as of December 31, 2025:

Hypothetical Price Change	Impact on Fair Value (in thousands)
+10%	$264,075
-10%	$(262,198)
+20%	$529,729
-20%	$(522,130)

Liquidity Risk - The Company’s holdings of RAIN are significant relative to average trading volumes of RAIN. While quoted prices are available in the identified principal market, liquidity conditions may vary over time. The Company monitors trading volumes and market activity in assessing liquidity conditions but does not adjust quoted prices for block size in measuring fair value, in accordance with ASC 820.

Valuation Risk - The fair value of RAIN is determined based on observable quoted prices in the principal market. The RAIN Option is measured using a valuation model incorporating market price and expected volatility inputs. Changes in volatility assumptions or market conditions may affect reported fair value measurements.

Stablecoin Exposure - Trading in RAIN is commonly settled in USDT. The Company is therefore indirectly exposed to operational and market risks affecting the related settlement infrastructure. The Company did not hold any USDT as of December 31, 2025.

Custodial Risk - The Company holds its digital assets with third-party custodians in segregated accounts in the Company’s name. The Company evaluates custodial arrangements on an ongoing basis; however, digital assets remain subject to cybersecurity and operational risks inherent in digital asset custody.

Concentrations of credit risk:

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and bank deposits, digital assets held with custodians, and other financial instruments.

Cash and cash equivalents, restricted cash and deposits are invested in major banks in Israel. Such funds in Israel are not insured. Management believes that the financial institutions that hold the Company’s investments are financially sound.

The Company has not experienced any material losses related to these concentrations to date.

The Company had no foreign exchange contracts or any other hedging arrangements as of December 31, 2025.

Fair value of financial instruments

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), the guidance defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, deposits, accounts receivable, digital assets, the RAIN Option, accounts payable, accrued liabilities, and lease liability. Fair value estimates of these instruments are made at each reporting period end based on relevant market information. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities are generally considered to be representative of their respective fair values because of the short-term nature of those instruments. The Company believes that the fair value of the lease liability approximates its carrying value.

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

The financial instruments presented on the balance sheet at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - inputs other than quoted prices included within level 1 that are observable either directly or indirectly.

Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Accumulated other comprehensive income (loss)

Comprehensive income (loss) is the change in shareholders’ equity from transactions and other events and circumstances other than those resulting from investments by shareholders and distributions to shareholders.

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general-purpose financial statements.

Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation.  Such reclassifications did not have any significant impact on the Company’s equity, net income or cash flows.

Recently Adopted Accounting Standards

From time to time, the Financial Accounting Standards Board (the “FASB”) or other standard-setting bodies issue accounting standards that are adopted by the Company as of the specified effective date.

The Company considers the applicability and impact of all ASUs issued by the FASB. ASUs not listed below have been assessed and determined to be either not applicable or are currently expected to have minimal impact on the Company’s Consolidated Financial Statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU No. 2023-07”), which intends to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU No. 2023-07 on January 1, 2024 retrospectively, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-08, Intangibles — Goodwill and Other (Topic 350): changes to the accounting and disclosure requirements for certain crypto assets. The guidance changes the subsequent measurement of certain crypto assets to fair value, with changes in fair value to be recorded in net income for each reporting period. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets.

For all entities, this ASU’s amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. The Company adopted ASU 2023-08 as of January 1, 2025, which did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to provide enhancements to annual income tax disclosures. The standard requires more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2024, early adoption is permitted. The Company adopted ASU No. 2023-09 on January 1, 2025 retrospectively, and the adoption did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Effective

In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU No. 2024-03”), which requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. The amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027 and may be applied either on a prospective or retrospective basis. The Company is evaluating the impact of the standard on its disclosures.